Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net unrealized gains (losses) on investment securities, Before tax:
Net unrealized gains on investment securities		¥ 1,721,877	¥ 453,494	¥ 1,108,665
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(143,899)	(215,553)	(143,664)
Net change		1,577,978	237,941	965,001
Net unrealized gains (losses) on investment securities, Tax (expense) or benefit:
Net unrealized gains on investment securities		(625,204)	(178,200)	(390,387)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		47,043	81,778	53,856
Net change		(578,161)	(96,422)	(336,531)
Net unrealized gains (losses) on investment securities, Net of tax:
Net unrealized gains on investment securities		1,096,673	275,294	718,278
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(96,856)	(133,775)	(89,808)
Net change	[1]	999,817	141,519	628,470
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests		(32,015)	(24,888)	4,588
Net unrealized gains on investment securities attributable to Mitsubishi UFJ Financial Group		1,031,832	166,407	623,882
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Before tax:
Net unrealized gains on derivatives qualifying for cash flow hedges		13,853	3,615	6,850
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(12,363)	(4,211)	(1,210)
Net change		1,490	(596)	5,640
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Tax (expense) or benefit:
Net unrealized gains on derivatives qualifying for cash flow hedges		(5,448)	(1,419)	(2,693)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		4,857	1,654	476
Net change		(591)	235	(2,217)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net of tax:
Net unrealized gains on derivatives qualifying for cash flow hedges		8,405	2,196	4,157
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(7,506)	(2,557)	(734)
Net change		¥ 899	¥ (361)	¥ 3,423
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group		¥ 899	¥ (361)	¥ 3,423
Defined benefit plans, Before tax:
Defined benefit plans		12,176	122,644	81,568
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		12,716	64,519	41,642
Net change		24,892	187,163	123,210
Defined benefit plans, Tax (expense) or benefit:
Defined benefit plans		(2,052)	(45,709)	(27,506)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		(3,913)	(23,806)	(15,707)
Net change		(5,965)	(69,515)	(43,213)
Defined benefit plans, Net of tax:
Defined benefit plans		10,124	76,935	54,062
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		8,803	40,713	25,935
Net change		18,927	117,648	79,997
Defined benefit plans attributable to noncontrolling interests		231	1,447	611
Defined benefit plans attributable to Mitsubishi UFJ Financial Group		18,696	116,201	79,386
Foreign currency translation adjustments, Before tax:
Foreign currency translation adjustments		782,744	557,941	437,485
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		1,109	1,603	48,311
Net change		783,853	559,544	485,796
Foreign currency translation adjustments, Tax (expense) or benefit:
Foreign currency translation adjustments		(94,616)	(50,516)	406
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		(719)	(898)	(18,943)
Net change		(95,335)	(51,414)	(18,537)
Foreign currency translation adjustments, Net of tax:
Foreign currency translation adjustments		688,128	507,425	437,891
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		390	705	29,368
Net change		688,518	508,130	467,259
Foreign currency translation adjustments attributable to noncontrolling interests		30,372	7,042	3,203
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group		658,146	501,088	464,056
Other comprehensive income attributable to Mitsubishi UFJ Financial Group		¥ 1,709,573	¥ 783,335	¥ 1,170,747

[1]	Includes unrealized gains of ¥555 million, ¥183 million and ¥56 million, net of tax, related to debt securities with credit component realized in earnings for the fiscal years ended March 31, 2013, 2014 and 2015, respectively.